LONG-TERM DEBT	6 Months Ended
Jun. 30, 2011
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  During the three months ended June 30, 2011, the Company repaid nil, net, to the credit facilities (2010 — $600 million). At June 30, 2011, the credit facilities were drawn down by nil (December 31, 2010 — $50 million).

  Total long-term debt interest costs incurred during the three and six month periods ended June 30, 2011 was $10.3 million (2010 — $15.3 million) and $20.3 million (2010 — $19.8 million), respectively. Total interest costs capitalized to property, plant and mine development for the three and six month periods ended June 30, 2011 was $0.2 million (2010 — nil) and $0.2 million (2010 — $4.6 million), respectively. The outstanding long-term debt balance as at June 30, 2011 relates to the notes entered into in April 2010.